Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	¥ 8,439,580	¥ 3,555,845
Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment on assets	8,439,580
Prepayment for Equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment on assets		3,555,845
Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0	0
Fair value, measurements, nonrecurring | Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Fair value, measurements, nonrecurring | Prepayment for Equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets		0
Fair value, measurements, nonrecurring | Quoted Price in Active Markets for Identified Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0	0
Fair value, measurements, nonrecurring | Quoted Price in Active Markets for Identified Assets (Level 1) | Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Fair value, measurements, nonrecurring | Quoted Price in Active Markets for Identified Assets (Level 1) | Prepayment for Equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets		0
Fair value, measurements, nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0	0
Fair value, measurements, nonrecurring | Significant Other Observable Inputs (Level 2) | Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Fair value, measurements, nonrecurring | Significant Other Observable Inputs (Level 2) | Prepayment for Equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets		0
Fair value, measurements, nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0	0
Fair value, measurements, nonrecurring | Significant Unobservable Inputs (Level 3) | Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	¥ 0
Fair value, measurements, nonrecurring | Significant Unobservable Inputs (Level 3) | Prepayment for Equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets		¥ 0